Goodwill and intangible assets	12 Months Ended
Dec. 31, 2018
Statement [line items]
Goodwill and intangible assets
10. Goodwill and intangible assets
The following table summarizes the movements of goodwill and intangible assets in 2018:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Cost
January 1, 2018	32 179	6 462	2 980	6 638	34 105	5 960	1 852	57 997

Cost of assets related to disposal group held for sale [1]		– 9		– 276	– 1 116		– 2	– 1 403

Impact of business combinations	4 084	10 224			2 531		1	12 756

Reclassifications [2]		– 697			479		218

Additions [3]		477		2	728		385	1 592

Disposals and derecognitions [4]		– 214		– 70	– 928		– 183	– 1 395

Impairment charge [5]	– 183

Currency translation effects	– 380	– 76		– 41	– 387		– 18	– 522

December 31, 2018	35 700	16 167	2 980	6 253	35 412	5 960	2 253	69 025

Accumulated amortization
January 1, 2018	– 429	– 1 170		– 4 268	– 19 631	– 1 668	– 1 263	– 28 000

Accumulated amortization / impairments on assets related to disposal group held for sale [1]		2		107	816			925

Amortization charge [5]				– 570	– 2 521	– 238	– 310	– 3 639

Accumulated impairments on disposals and derecognitions[4]		209			791		257	1 257

Impairment charge [5]		– 167		– 53	– 825		– 4	– 1 049

Currency translation effects	23	6		26	152		16	200

December 31, 2018	– 406	– 1 120		– 4 758	– 21 218	– 1 906	– 1 304	– 30 306

Net book value at December 31, 2018	35 294	15 047	2 980	1 495	14 194	4 054	949	38 719

[1] Note 2 provides additional disclosures related to assets of disposal group held for sale.
[2] Reclassifications between various asset categories as a result of product launches of acquired In-Process Research & Development and completion of software development
[3] No addition in the disposal group held for sale for the period from January 1, 2018, to the date of reclassification to assets held for sale.
[4] Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use
[5] Amortization related to the disposal group held for sale for the period from January 1, 2018, to the date of reclassification to assets held for sale was USD 45 million

Impairment charges related to the disposal group held for sale for the write-down of the allocated goodwill were USD 183 million and for the currently marketed products were

USD 37 million (thereof USD 9 million recognized for the period from January 1, 2018, to the date of reclassification to assets held for sale)

The following table summarizes the movements of goodwill and intangible assets in 2017:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Cost
January 1, 2017	31 381	5 150	2 980	6 548	33 007	5 960	1 492	55 137

Impact of business combinations	94	1 223						1 223

Reclassifications [1]		– 389			175		214

Additions		697		5	282		162	1 146

Disposals and derecognitions [2]		– 353		– 1	– 328		– 64	– 746

Currency translation effects	704	134		86	969		48	1 237

December 31, 2017	32 179	6 462	2 980	6 638	34 105	5 960	1 852	57 997

Accumulated amortization
January 1, 2017	– 401	– 886		– 3 637	– 16 863	– 1 430	– 981	– 23 797

Reclassifications [1]		6			– 6

Amortization charge				– 577	– 2 571	– 238	– 304	– 3 690

Accumulated impairments on disposals and derecognitions[2]		352			317		61	730

Impairment charge		– 615			– 92		– 2	– 709

Currency translation effects	– 28	– 27		– 54	– 416		– 37	– 534

December 31, 2017	– 429	– 1 170		– 4 268	– 19 631	– 1 668	– 1 263	– 28 000

Net book value at December 31, 2017	31 750	5 292	2 980	2 370	14 474	4 292	589	29 997

[1] Reclassifications between various asset categories as a result of product launches of acquired In-Process Research & Development and completion of software development
[2] Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use
The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2018:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Innovative Medicines	18 551	14 377		6	11 228		431	26 042

Sandoz (excluding assets of disposal group held for sale)	7 837	419		304	1 115		37	1 875

Alcon	8 899	246	2 980	1 185	1 851	4 054	363	10 679

Corporate	7	5					118	123

Net book value at December 31, 2018	35 294	15 047	2 980	1 495	14 194	4 054	949	38 719

The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2017: [1]
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Innovative Medicines	14 637	4 368		9	10 786		354	15 517

Sandoz	8 210	625		539	1 589		30	2 783

Alcon	8 895	291	2 980	1 822	2 099	4 292	194	11 678

Corporate	8	8					11	19

Net book value at December 31, 2017	31 750	5 292	2 980	2 370	14 474	4 292	589	29 997

[1] Restated to reflect the product transfers between the Innovative Medicines and the Alcon Division that was effective January 1, 2018, and the Alcon brand name reclassification from Corporate to the Alcon Division. These restatements had no impact on Sandoz or the total Group. See Note 3.

The Innovative Medicines, Sandoz and Alcon Divisions’ cash generating units, to which goodwill is allocated, each comprise a group of smaller cash-generating units. The valuation method of the recoverable amount of the cash generating units, to which goodwill is allocated, is based on the fair value less costs of disposal.
In the prior year, the Alcon brand name indefinite life intangible asset was reported in Corporate, as it was used to market products of the Alcon Division and products within the Ophthalmology business franchise of the Innovative Medicines Division. In connection with the planned spin-off of the Alcon Division (see Note 30), it is the intention of the Novartis Group to transfer the full rights of the Alcon brand name to the Alcon Division. As a result, the Innovative Medicines Division started the process to rebrand the products within its Ophthalmology business franchise and will no longer use the Alcon brand name. As a result, the Alcon brand name indefinite life intangible asset is reported in the Alcon Division in all years presented. In 2018, net sales of the Alcon Division products together are the grouping of cash-generating units, which are used to determine the recoverable amount. In the prior year, net sales of products within Innovative Medicines, Ophthalmology business franchise and Alcon Division products, which used the Alcon brand name, together were the grouping of cash-generating units, which were used to determine the recoverable amounts. The valuation method is based on the fair value less costs of disposal.
The following assumptions are used in the calculations:
(As a percentage)	Innovative Medicines	Sandoz	Alcon

Terminal growth rate	1.5	2.0	3.0

Discount rate (post-tax)	7.5	7.5	7.5

The Alcon terminal growth rate assumption of 3% is higher than the expected inflation rate of the medical device industry, and more specifically the ophthalmic sub-segment of the industry. The growth rates are expected to exceed this long-term inflation rate, as the aging population to which Alcon’s products are prescribed is growing faster than the general population.
The discount rates for all divisions consider the Group’s weighted average cost of capital, adjusted to approximate the weighted average cost of capital of a comparable market participant.
The fair value less costs of disposal, for all groupings of cash-generating units containing goodwill or indefinite life intangible assets, is reviewed for the impact of reasonably possible changes in key assumptions. In particular, we considered an increase in the discount rate, a decrease in the terminal growth rate, and certain negative impacts on the forecasted cash flows. These reasonably possible changes in key assumptions did not indicate an impairment.
“Note 1. Significant accounting policies—Impairment of goodwill and intangible assets” provides additional disclosures on how the Group performs goodwill and intangible asset impairment testing.
The following table shows the intangible asset and goodwill impairment charges for 2018 and 2017:
(USD millions)	2018	2017

Innovative Medicines [1]	– 592	– 591

Sandoz [2]	– 249	– 61

Alcon [3]	– 391	– 57

Total	– 1 232	– 709

[1] 2018 includes an impairment of USD 400 million related to a partial write-down of the Votrient currently marketed product; 2017 includes an impairment of USD 465 million related to the write-down of the Serelaxin IPR&D

[2] 2018 includes impairments of USD 220 million related to the write-down of the allocated goodwill (USD 183 million) and the currently marketed products (USD 37 million) related to the pending divestment of the Sandoz US dermatology business and generic US oral solids portfolio. (see Note 2)

[3] 2018 includes an impairment of USD 337 million related to the write-down of the CyPass currently marketed product, which was acquired with the Alcon Division 2016 acquisition of Transcend Medical, Inc. (see Note 2)